Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Components Of Tax Expense (Benefit)

		Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	Note	€m	€m	€m
Current tax expense
Current tax on profits for the period		(66.4)	(63.9)	(37.5)
Adjustments in respect of prior periods		—	2.8	3.2
		(66.4)	(61.1)	(34.3)
Deferred tax income/(expense)
Origination and reversal of temporary differences		9.7	4.5	(2.1)
Impact of change in tax rates		—	—	4.4
	16	9.7	4.5	2.3
Total tax expense		(56.7)	(56.6)	(32.0)

Reconciliation Of Effective Tax Rate
Reconciliation of effective tax rate:

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	€m	€m	€m
Profit before tax	210.3	227.1	168.5
Tax charge at the standard UK corporation tax rate 19% (2018: 19%; 2017: 19.25%)	(39.9)	(43.2)	(32.5)
Difference in tax rates	(11.9)	(14.8)	(10.0)
Non tax deductible interest	0.6	—	4.4
Other income and expenses not taxable or deductible	(1.2)	5.3	16.8
Unrecognized tax assets	(0.9)	0.6	(19.3)
Provisions for uncertainties	(3.4)	(7.3)	1.0
Impact of change in deferred tax rates	—	—	4.4
Prior period adjustment	—	2.8	3.2
Total tax expense	(56.7)	(56.6)	(32.0)

Income Tax Relating to Components Of Other Comprehensive Income
The tax (credit)/charge relating to components of other comprehensive income is as follows:

		Before tax	Tax credit	After tax
Year ended December 31, 2019	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		35.9	(6.7)	29.2
Net investment hedge		(6.0)	—	(6.0)
Cash flow hedges		27.3	(5.6)	21.7
Other comprehensive loss/(income)		57.2	(12.3)	44.9
Current tax			—
Deferred tax	16		(12.3)
			(12.3)
		Before tax	Tax (credit)/ charge	After tax
Year ended December 31, 2018	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		12.9	(3.3)	9.6
Net investment hedge		(5.6)	—	(5.6)
Cash flow hedges		(15.5)	4.0	(11.5)
Other comprehensive (income)/loss		(8.2)	0.7	(7.5)
Current tax			—
Deferred tax	16		0.7
			0.7
		Before tax	Tax charge/(credit)	After tax
Year ended December 31, 2017	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		(2.9)	2.0	(0.9)
Net investment hedge		0.8	—	0.8
Cash flow hedges		16.4	(5.0)	11.4
Other comprehensive loss/(income)		14.3	(3.0)	11.3
Current tax			—
Deferred tax	16		(3.0)
			(3.0)